SEGMENT INFORMATION	12 Months Ended
Sep. 27, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company has two reportable operating segments Medical and Industrial. The segments align the Company’s products and service offerings with customer use in medical and industrial markets and are consistent with how the Company’s Chief Executive Officer, who is also its CODM, evaluates the business for the allocation of resources. The CODM allocates resources to and evaluates the financial performance of each operating segment primarily based on revenues and gross margin. The operating and reportable segment structure provides alignment between business strategies and operating results.
Description of Segments
The Medical segment designs, manufactures, sells and services X-ray imaging components for use in a range of applications, including radiographic and fluoroscopic imaging, mammography, computed tomography, radiation therapy and computer-aided detection. The Company provides a broad range of X-ray imaging components for Medical customers including X-ray tubes, digital flat panel detectors, generators, high voltage connectors, image-processing software and workstations, computer-aided diagnostic software, collimators, automatic exposure control devices, generators, ionization chambers and buckys. The Company’s X-ray imaging components are primarily sold to imaging system OEM customers that incorporate them into their medical diagnostic, radiation therapy, dental, veterinary and industrial imaging systems. The Company also sells its X-ray imaging components to independent service companies, distributors and directly to end-users for replacement purposes.
The Industrial segment designs, manufactures, sells and services products for use in the security and industrial inspection applications, such as airport security, cargo screening at ports and borders and nondestructive examination in a variety of applications. The products include Linatron X-ray accelerators, X-ray tubes, digital flat panel detectors, high voltage connectors and image processing software that we generally sell to OEM customers that incorporate these products into their inspection systems.
Accordingly, the following information is provided for purposes of achieving an understanding of operations, but it may not be indicative of the financial results of the reported segments were they independent organizations. In addition, comparisons of the Company’s operations to similar operations of other companies may not be meaningful.
Information related to the Company’s segments is as follows:

	Fiscal Year
(In millions)	2019	2018	2017
Revenues
Medical	$596.8	$602.0	$556.9
Industrial	183.8	171.4	141.2
Total revenues	780.6	773.4	698.1
Gross margin
Medical	188.9	190.5	193.6
Industrial	67.8	63.4	59.9
Total gross margin	256.7	253.9	253.5
Total operating expenses	211.0	209.4	169.8
Interest and other expenses, net	(24.2)	(18.8)	(8.9)
Earnings before taxes	21.5	25.7	74.8
Taxes (benefit) on earnings	5.7	(2.6)	22.8
Net earnings	15.8	28.3	52.0
Less: Net earnings attributable to noncontrolling interests	0.3	0.8	0.4
Net earnings attributable to Varex	$15.5	$27.5	$51.6

The following table summarizes the Company’s total assets by its reportable segments:

(In millions)	September 27, 2019	September 28, 2018
Identifiable assets:
Medical	$794.3	$770.6
Industrial	244.6	217.3
Total reportable segments	$1,038.9	$987.9

Geographic Information

	Revenues			Property, plant and equipment, net
	Fiscal Years			Fiscal Years
(In millions)	2019	2018	2017	2019	2018
United States	$275.3	$268.8	$231.9	$122.6	$127.9
Latin America	7.3	7.0	7.9	—	—
EMEA	269.0	254.5	219.5	11.4	8.7
APAC	229.0	243.1	238.8	8.3	8.3
Total company	$780.6	$773.4	$698.1	$142.3	$144.9

The Company operates various manufacturing and marketing operations outside the United States. Latin America includes Brazil and Mexico. EMEA includes Europe, Russia, the Middle East, India and Africa. APAC includes Asia and Australia. Revenues by region are based on the known final destination of products sold.